Benefit Plans, Health Care Cost Trend Rate and Other Comprehensive Income Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ (10,908)	$ (1,681)
Prior service cost	611
Amortization of net actuarial gain	674	708	$ 274
Amortization of prior service cost	(405)	196	197
Total	(10,028)	(777)
Retirement Plan [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(7,439)	(386)
Prior service cost	0
Amortization of net actuarial gain	0	0
Amortization of prior service cost	0	0
Total	(7,439)	(386)
Postretirement Benefits [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(3,469)	(1,295)
Prior service cost	611	0	0
Amortization of net actuarial gain	674	708
Amortization of prior service cost	(405)	196	$ 197
Total	$ (2,589)	$ (391)